BALANCES SHEET (Unaudited) (Parenthetical) - Winvests Group Ltd [Member] - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Preferred stock Series A, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock Series A, shares authorized	300,000,000	300,000,000
Preferred stock Series A, shares issued	227,838,680	227,838,680
Preferred stock Series A, shares outstanding	227,838,680	227,838,680
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	4,500,000,000	4,500,000,000
Common stock, shares issued	17,411,217	16,510,563
Common stock, shares outstanding	17,411,217